Distribution Date:	09/17/25	BBCMS Mortgage Trust 2022-C18
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2022-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-14		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16			AskMidland@midlandls.com
Principal Prepayment Detail	17		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Historical Detail	18	Special Servicer	Rialto Capital Advisors, LLC
Delinquency Loan Detail	19		Attention: Liat Heller	liat.heller@rialtocapital.com
Collateral Stratification and Historical Detail	20		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: BBCMS 2022-C18 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	054975AA5	5.877000%	10,600,000.00	4,233,072.34	4,233,072.34	20,731.47	258,120.09	0.00	4,511,923.90	0.00	0.00%	30.00%
A-2	054975AB3	5.495000%	73,000,000.00	73,000,000.00	8,171,649.66	334,279.16	498,282.76	0.00	9,004,211.58	64,828,350.34	30.71%	30.00%
A-3	054975AC1	5.998000%	42,100,000.00	42,100,000.00	0.00	210,429.83	0.00	0.00	210,429.83	42,100,000.00	30.71%	30.00%
A-4	054975AD9	5.439000%	175,000,000.00	175,000,000.00	0.00	793,187.50	0.00	0.00	793,187.50	175,000,000.00	30.71%	30.00%
A-5	054975AE7	5.710000%	248,200,000.00	248,200,000.00	0.00	1,181,018.33	0.00	0.00	1,181,018.33	248,200,000.00	30.71%	30.00%
A-SB	054975AF4	5.949000%	16,826,000.00	16,826,000.00	0.00	83,414.90	0.00	0.00	83,414.90	16,826,000.00	30.71%	30.00%
A-S	054975AJ6	6.350411%	70,715,000.00	70,715,000.00	0.00	374,224.44	0.00	0.00	374,224.44	70,715,000.00	21.76%	21.25%
B	054975AK3	6.350411%	34,348,000.00	34,348,000.00	0.00	181,769.93	0.00	0.00	181,769.93	34,348,000.00	17.40%	17.00%
C	054975AL1	6.350411%	38,389,000.00	38,389,000.00	0.00	203,154.94	0.00	0.00	203,154.94	38,389,000.00	12.54%	12.25%
D	054975AP2	4.000000%	20,204,000.00	20,204,000.00	0.00	67,346.67	0.00	0.00	67,346.67	20,204,000.00	9.98%	9.75%
E-RR	054975AR8	6.350411%	19,194,000.00	19,194,000.00	0.00	101,574.83	0.00	0.00	101,574.83	19,194,000.00	7.55%	7.38%
F-RR	054975AT4	6.350411%	11,113,000.00	11,113,000.00	0.00	58,810.10	0.00	0.00	58,810.10	11,113,000.00	6.14%	6.00%
G-RR	054975AV9	6.350411%	10,102,000.00	10,102,000.00	0.00	53,459.88	0.00	0.00	53,459.88	10,102,000.00	4.86%	4.75%
H-RR	054975AX5	6.350411%	9,092,000.00	9,092,000.00	0.00	48,114.95	0.00	0.00	48,114.95	9,092,000.00	3.71%	3.63%
J-RR*	054975AZ0	6.350411%	29,297,236.00	29,297,236.00	0.00	131,156.76	0.00	0.00	131,156.76	29,297,236.00	0.00%	0.00%
R	054975BB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			808,180,236.00	801,813,308.34	12,404,722.00	3,842,673.69	756,402.85	0.00	17,003,798.54	789,408,586.34

X-A	054975AG2	0.641967%	636,441,000.00	630,074,072.34	0.00	337,072.20	0.00	0.00	337,072.20	617,669,350.34
X-D	054975AM9	2.350411%	20,204,000.00	20,204,000.00	0.00	39,573.09	0.00	0.00	39,573.09	20,204,000.00
Notional SubTotal			656,645,000.00	650,278,072.34	0.00	376,645.29	0.00	0.00	376,645.29	637,873,350.34

Deal Distribution Total					12,404,722.00	4,219,318.98	756,402.85	0.00	17,380,443.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	054975AA5	399.34644717	399.34644717	1.95579906	0.00000000	0.00000000	24.35095189	0.00000000	425.65319811	0.00000000
A-2	054975AB3	1,000.00000000	111.94040630	4.57916658	0.00000000	0.00000000	6.82579123	0.00000000	123.34536411	888.05959370
A-3	054975AC1	1,000.00000000	0.00000000	4.99833325	0.00000000	0.00000000	0.00000000	0.00000000	4.99833325	1,000.00000000
A-4	054975AD9	1,000.00000000	0.00000000	4.53250000	0.00000000	0.00000000	0.00000000	0.00000000	4.53250000	1,000.00000000
A-5	054975AE7	1,000.00000000	0.00000000	4.75833332	0.00000000	0.00000000	0.00000000	0.00000000	4.75833332	1,000.00000000
A-SB	054975AF4	1,000.00000000	0.00000000	4.95750030	0.00000000	0.00000000	0.00000000	0.00000000	4.95750030	1,000.00000000
A-S	054975AJ6	1,000.00000000	0.00000000	5.29200933	0.00000000	0.00000000	0.00000000	0.00000000	5.29200933	1,000.00000000
B	054975AK3	1,000.00000000	0.00000000	5.29200914	0.00000000	0.00000000	0.00000000	0.00000000	5.29200914	1,000.00000000
C	054975AL1	1,000.00000000	0.00000000	5.29200917	0.00000000	0.00000000	0.00000000	0.00000000	5.29200917	1,000.00000000
D	054975AP2	1,000.00000000	0.00000000	3.33333350	0.00000000	0.00000000	0.00000000	0.00000000	3.33333350	1,000.00000000
E-RR	054975AR8	1,000.00000000	0.00000000	5.29200948	0.00000000	0.00000000	0.00000000	0.00000000	5.29200948	1,000.00000000
F-RR	054975AT4	1,000.00000000	0.00000000	5.29200936	0.00000000	0.00000000	0.00000000	0.00000000	5.29200936	1,000.00000000
G-RR	054975AV9	1,000.00000000	0.00000000	5.29200950	0.00000000	0.00000000	0.00000000	0.00000000	5.29200950	1,000.00000000
H-RR	054975AX5	1,000.00000000	0.00000000	5.29200946	0.00000000	0.00000000	0.00000000	0.00000000	5.29200946	1,000.00000000
J-RR	054975AZ0	1,000.00000000	0.00000000	4.47676224	0.81524721	4.17649877	0.00000000	0.00000000	4.47676224	1,000.00000000
R	054975BB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	054975AG2	989.99604416	0.00000000	0.52962050	0.00000000	0.00000000	0.00000000	0.00000000	0.52962050	970.50527911
X-D	054975AM9	1,000.00000000	0.00000000	1.95867600	0.00000000	0.00000000	0.00000000	0.00000000	1.95867600	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/25 - 08/30/25	30	0.00	20,731.47	0.00	20,731.47	0.00	0.00	0.00	20,731.47	0.00
A-2	08/01/25 - 08/30/25	30	0.00	334,279.17	0.00	334,279.17	0.00	0.00	0.00	334,279.16	0.00
A-3	08/01/25 - 08/30/25	30	0.00	210,429.83	0.00	210,429.83	0.00	0.00	0.00	210,429.83	0.00
A-4	08/01/25 - 08/30/25	30	0.00	793,187.50	0.00	793,187.50	0.00	0.00	0.00	793,187.50	0.00
A-5	08/01/25 - 08/30/25	30	0.00	1,181,018.33	0.00	1,181,018.33	0.00	0.00	0.00	1,181,018.33	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	83,414.90	0.00	83,414.90	0.00	0.00	0.00	83,414.90	0.00
X-A	08/01/25 - 08/30/25	30	0.00	337,072.20	0.00	337,072.20	0.00	0.00	0.00	337,072.20	0.00
X-D	08/01/25 - 08/30/25	30	0.00	39,573.09	0.00	39,573.09	0.00	0.00	0.00	39,573.09	0.00
A-S	08/01/25 - 08/30/25	30	0.00	374,224.44	0.00	374,224.44	0.00	0.00	0.00	374,224.44	0.00
B	08/01/25 - 08/30/25	30	0.00	181,769.93	0.00	181,769.93	0.00	0.00	0.00	181,769.93	0.00
C	08/01/25 - 08/30/25	30	0.00	203,154.94	0.00	203,154.94	0.00	0.00	0.00	203,154.94	0.00
D	08/01/25 - 08/30/25	30	0.00	67,346.67	0.00	67,346.67	0.00	0.00	0.00	67,346.67	0.00
E-RR	08/01/25 - 08/30/25	30	0.00	101,574.83	0.00	101,574.83	0.00	0.00	0.00	101,574.83	0.00
F-RR	08/01/25 - 08/30/25	30	0.00	58,810.10	0.00	58,810.10	0.00	0.00	0.00	58,810.10	0.00
G-RR	08/01/25 - 08/30/25	30	0.00	53,459.88	0.00	53,459.88	0.00	0.00	0.00	53,459.88	0.00
H-RR	08/01/25 - 08/30/25	30	0.00	48,114.95	0.00	48,114.95	0.00	0.00	0.00	48,114.95	0.00
J-RR	08/01/25 - 08/30/25	30	97,956.99	155,041.24	0.00	155,041.24	23,884.49	0.00	0.00	131,156.76	122,359.87
Totals			97,956.99	4,243,203.47	0.00	4,243,203.47	23,884.49	0.00	0.00	4,219,318.98	122,359.87

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	Additional Information
Total Available Distribution Amount (1)	17,380,443.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,254,478.70	Master Servicing Fee	2,832.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,573.39
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	344.88
ARD Interest	0.00	Operating Advisor Fee	1,310.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,254,478.70	Total Fees	11,275.22

Principal		Expenses/Reimbursements
Scheduled Principal	214,859.75	Reimbursement for Interest on Advances	14,299.01
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	12,189,862.25	Special Servicing Fees (Monthly)	9,585.48
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	12,404,722.00	Total Expenses/Reimbursements	23,884.49

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	756,402.85	Interest Distribution	4,219,318.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,404,722.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	756,402.85
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	756,402.85	Total Payments to Certificateholders and Others	17,380,443.83
Total Funds Collected	17,415,603.55	Total Funds Distributed	17,415,603.54

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	801,813,308.79	801,813,308.79	Beginning Certificate Balance	801,813,308.34
(-) Scheduled Principal Collections	214,859.75	214,859.75	(-) Principal Distributions	12,404,722.00
(-) Unscheduled Principal Collections	12,189,862.25	12,189,862.25	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	789,408,586.79	789,408,586.79	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	802,187,779.91	802,187,779.91	Ending Certificate Balance	789,408,586.34
Ending Actual Collateral Balance	789,829,890.69	789,829,890.69

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.45)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.45)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	10	32,698,973.95	4.14%	85	6.4299	1.963820	1.39 or less	11	139,880,843.40	17.72%	82	6.4867	1.018553
5,000,000 to 9,999,999	13	91,619,573.26	11.61%	77	6.0718	1.482161	1.40 to 1.69	8	88,658,780.61	11.23%	66	5.5662	1.556941
10,000,000 to 19,999,999	14	183,184,458.62	23.21%	82	6.2956	1.490214	1.70 to 1.79	7	109,589,471.82	13.88%	86	6.7456	1.736800
20,000,000 to 29,999,999	8	206,905,580.96	26.21%	73	6.2057	1.915286	1.80 to 1.89	8	111,847,794.15	14.17%	84	5.9907	1.835963
30,000,000 to 39,999,999	2	66,000,000.00	8.36%	49	4.4638	2.306364	1.90 to 1.99	3	42,900,000.00	5.43%	86	5.9900	1.930000
40,000,000 to 47,499,999	1	45,000,000.00	5.70%	86	5.2100	2.570000	2.00 to 2.49	11	191,350,000.00	24.24%	78	6.6746	2.319140
47,500,000 or higher	3	164,000,000.00	20.78%	86	7.0080	2.221524	2.50 to 2.99	2	81,000,000.00	10.26%	56	4.3131	2.592222
Totals	51	789,408,586.79	100.00%	78	6.1846	1.902028	3.00 or more	1	24,181,696.81	3.06%	86	7.7950	3.670000
							Totals	51	789,408,586.79	100.00%	78	6.1846	1.902028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	16,949,094.85	2.15%	85	6.2042	1.784895	Ohio	2	66,500,000.00	8.42%	86	6.4453	2.296316
Arizona	2	1,234,880.23	0.16%	51	4.8500	1.560000	Oklahoma	1	299,121.93	0.04%	51	4.8500	1.560000
California	5	95,604,094.92	12.11%	77	7.1528	2.158845	Oregon	1	568,827.95	0.07%	51	4.8500	1.560000
Colorado	1	45,151.09	0.01%	51	4.8500	1.560000	Pennsylvania	1	10,000,000.00	1.27%	83	6.1700	1.850000
Connecticut	1	42,900,000.00	5.43%	86	5.9900	1.930000	South Carolina	12	59,854,405.21	7.58%	86	6.5009	1.114995
Florida	6	28,266,692.28	3.58%	86	6.3490	0.746893	South Dakota	1	309,457.21	0.04%	51	4.8500	1.560000
Georgia	2	14,535,714.29	1.84%	86	6.8800	1.720000	Tennessee	6	39,888,283.84	5.05%	82	5.9295	1.945733
Illinois	1	6,080,000.00	0.77%	85	6.1170	2.130000	Texas	4	9,741,602.41	1.23%	80	6.1291	1.403370
Indiana	1	8,000,000.00	1.01%	86	6.0890	1.790000	Utah	1	337,833.68	0.04%	51	4.8500	1.560000
Iowa	3	4,636,974.65	0.59%	79	5.9091	2.036457	Virginia	3	52,011,853.62	6.59%	85	5.3513	2.430067
Kansas	5	1,862,019.76	0.24%	51	4.8500	1.560000	Washington	1	26,400,000.00	3.34%	85	6.5900	1.770000
Kentucky	2	5,583,286.76	0.71%	84	5.7218	1.934740	Wisconsin	1	13,582,050.00	1.72%	81	5.3550	1.610000
Louisiana	2	4,912,660.63	0.62%	82	6.2540	2.283640	Wyoming	6	4,126,647.64	0.52%	51	4.8500	1.560000
Maryland	2	4,561,786.74	0.58%	86	6.5279	2.037993	Totals	113	789,408,586.79	100.00%	78	6.1846	1.902028
Michigan	2	22,138,202.90	2.80%	85	6.6605	1.395865
									Property Type³
Minnesota	2	11,462,085.98	1.45%	81	5.3513	1.609633
Missouri	2	1,174,903.40	0.15%	51	4.8500	1.560000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Montana	2	842,074.97	0.11%	51	4.8500	1.560000		Properties	Balance	Agg. Bal.			DSCR¹
Nebraska	4	2,338,608.31	0.30%	51	4.8500	1.560000	Industrial	11	160,940,000.00	20.39%	75	6.6652	2.185822
Nevada	2	30,011,628.77	3.80%	84	5.7324	1.844331	Lodging	50	134,609,316.37	17.05%	80	6.4833	2.309234
New Jersey	4	98,336,696.81	12.46%	44	5.4555	2.578008	Mixed Use	2	47,600,000.00	6.03%	86	5.3098	2.520294
New Mexico	3	2,178,910.50	0.28%	51	4.8500	1.560000	Multi-Family	2	33,900,000.00	4.29%	71	6.1608	1.588584
New York	6	53,809,147.27	6.82%	75	6.1379	1.531954	Office	6	167,022,489.66	21.16%	66	5.4491	1.920234
North Carolina	10	48,108,682.39	6.09%	86	6.8053	1.637841	Other	1	10,000,000.00	1.27%	86	6.5090	0.800000
North Dakota	1	215,205.68	0.03%	51	4.8500	1.560000	Retail	37	216,681,780.62	27.45%	85	6.3378	1.430027
							Self Storage	4	18,655,000.00	2.36%	87	6.7903	1.417556
							Totals	113	789,408,586.79	100.00%	78	6.1846	1.902028

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	4	63,761,345.99	8.08%	29	3.8904	2.086730	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 5.49999	2	69,960,000.00	8.86%	84	5.2617	2.227496	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50000 to 5.99999	12	178,545,228.77	22.62%	70	5.8508	1.768221	25 months or greater	51	789,408,586.79	100.00%	78	6.1846	1.902028
	6.00000 to 6.49999	16	208,446,698.77	26.41%	85	6.2758	1.748366	Totals	51	789,408,586.79	100.00%	78	6.1846	1.902028
	6.50000 to 6.99999	11	147,744,471.82	18.72%	86	6.7701	1.638873
	7.00000 or greater	6	120,950,841.44	15.32%	87	7.5481	2.400197
	Totals	51	789,408,586.79	100.00%	78	6.1846	1.902028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	82 months or less	11	175,341,574.76	22.21%	49	5.0635	1.875234	Interest Only	32	532,330,000.00	67.43%	75	6.0056	2.027368
83 months to 111 months		40	614,067,012.03	77.79%	86	6.5047	1.909679	356 months or less	19	257,078,586.79	32.57%	82	6.5552	1.642489
112 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	51	789,408,586.79	100.00%	78	6.1846	1.902028
	Totals	51	789,408,586.79	100.00%	78	6.1846	1.902028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	47	744,224,446.65	94.28%	78	6.2321	1.913082			No outstanding loans in this group
	13 months to 24 months	4	45,184,140.14	5.72%	68	5.4016	1.719959
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	789,408,586.79	100.00%	78	6.1846	1.902028
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30321507	IN	Rialto	CA	Actual/360	7.610%	425,948.61	0.00	0.00	N/A	12/06/32	--	65,000,000.00	65,000,000.00	09/06/25
1A8	30321514				Actual/360	7.610%	19,659.17	0.00	0.00	N/A	12/06/32	--	3,000,000.00	3,000,000.00	09/06/25
2A1	30321515	RT	Various	Various	Actual/360	6.410%	164,280.47	23,567.78	0.00	N/A	11/06/32	--	29,762,451.93	29,738,884.15	09/06/25
2A2	30321543				Actual/360	6.410%	109,520.31	15,711.85	0.00	N/A	11/06/32	--	19,841,634.67	19,825,922.82	09/06/25
2A3	30321544				Actual/360	6.410%	84,878.24	12,176.69	0.00	N/A	11/06/32	--	15,377,266.82	15,365,090.13	09/06/25
3A1	30321516	RT	Various	Various	Actual/360	6.880%	296,222.22	0.00	0.00	N/A	11/06/32	--	50,000,000.00	50,000,000.00	09/06/25
3A3	30321518				Actual/360	6.880%	29,622.22	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	09/06/25
3A4	30321519				Actual/360	6.880%	29,622.22	0.00	0.00	N/A	11/06/32	--	5,000,000.00	5,000,000.00	09/06/25
4	30321520	LO	Columbus	OH	Actual/360	6.340%	267,512.78	0.00	0.00	N/A	11/06/32	--	49,000,000.00	49,000,000.00	09/06/25
5	30509438	MU	Vienna	VA	Actual/360	5.210%	201,887.50	0.00	0.00	N/A	11/06/32	--	45,000,000.00	45,000,000.00	09/06/25
6A1	30509448	OF	Greenwich	CT	Actual/360	5.990%	154,741.67	0.00	0.00	N/A	11/06/32	--	30,000,000.00	30,000,000.00	09/06/25
6A2	30509450				Actual/360	5.990%	51,580.56	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	09/06/25
6A3	30509451				Actual/360	5.990%	14,958.36	0.00	0.00	N/A	11/06/32	--	2,900,000.00	2,900,000.00	09/06/25
7A2	30509322	IN	Various	Various	Actual/360	6.117%	105,348.33	0.00	0.00	N/A	10/06/32	--	20,000,000.00	20,000,000.00	09/06/25
7A3	30509323				Actual/360	6.117%	52,674.17	0.00	0.00	N/A	10/06/32	--	10,000,000.00	10,000,000.00	09/06/25
7A4	30509324				Actual/360	6.117%	21,069.67	0.00	0.00	N/A	10/06/32	--	4,000,000.00	4,000,000.00	09/06/25
7A5	30509325				Actual/360	6.117%	10,534.83	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	09/06/25
7A6	30509326				Actual/360	6.117%	10,534.83	0.00	0.00	N/A	10/06/32	--	2,000,000.00	2,000,000.00	09/06/25
8A-A-1	30508516	OF	Jersey City	NJ	Actual/360	3.192%	98,952.00	0.00	0.00	N/A	03/08/27	--	36,000,000.00	36,000,000.00	09/08/25
9	30321521	OF	Henderson	NV	Actual/360	5.750%	145,694.62	0.00	0.00	N/A	10/01/32	--	29,425,000.00	29,425,000.00	09/01/25
10	30321522	IN	Jersey City	NJ	Actual/360	5.790%	136,611.83	0.00	0.00	N/A	11/06/27	--	27,400,000.00	27,400,000.00	09/06/25
11	30509392	MF	Vancouver	WA	Actual/360	6.590%	149,812.67	0.00	0.00	N/A	10/06/32	--	26,400,000.00	26,400,000.00	09/06/25
12A2	30321523	RT	Chattanooga	TN	30/360	5.850%	72,974.81	15,516.33	0.00	N/A	06/06/32	--	14,969,192.81	14,953,676.48	09/06/25
12A4	30321524				30/360	5.850%	48,649.88	10,344.21	0.00	N/A	06/06/32	--	9,979,461.88	9,969,117.67	09/06/25
13	30321525	RT	Various	Various	Actual/360	5.355%	115,096.80	0.00	0.00	N/A	06/01/32	--	24,960,000.00	24,960,000.00	09/01/25
14	30321526	OF	Laguna Hills	CA	Actual/360	5.930%	126,638.44	0.00	0.00	N/A	11/06/29	--	24,800,000.00	24,800,000.00	09/06/25
15A1	30509441	LO	Atlantic City	NJ	Actual/360	7.795%	162,421.40	15,660.89	0.00	N/A	11/06/32	--	24,197,357.70	24,181,696.81	08/06/25
16A2	30321527	LO	Various	Various	Actual/360	4.850%	57,053.28	45,288.34	0.00	N/A	12/06/29	--	13,660,912.90	13,615,624.56	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16A9	30321528				Actual/360	4.850%	27,847.44	22,105.02	0.00	N/A	12/06/29	--	6,667,826.45	6,645,721.43	03/06/25
17A4	30509310	OF	New York	NY	Actual/360	6.030%	72,695.00	0.00	0.00	N/A	09/06/32	--	14,000,000.00	14,000,000.00	09/06/25
17A6	30509312				Actual/360	6.030%	25,962.50	0.00	0.00	N/A	09/06/32	--	5,000,000.00	5,000,000.00	09/06/25
18	30321529	LO	Columbus	OH	Actual/360	6.740%	101,568.06	0.00	0.00	N/A	11/06/32	--	17,500,000.00	17,500,000.00	09/06/25
19	30321530	OF	Farmington Hills	MI	Actual/360	7.210%	92,563.47	11,394.72	0.00	N/A	11/06/32	--	14,908,884.38	14,897,489.66	09/06/25
20	30321531	LO	Metairie	LA	Actual/360	5.080%	53,323.88	12,189,862.25	0.00	N/A	04/06/32	--	12,189,862.25	0.00	09/06/25
21	30321532	RT	Webster	NY	Actual/360	7.210%	70,034.85	8,621.41	0.00	N/A	11/01/32	--	11,280,276.38	11,271,654.97	09/01/25
22A2	30321533	IN	Various	Various	Actual/360	5.530%	52,381.39	0.00	0.00	N/A	08/06/32	--	11,000,000.00	11,000,000.00	09/06/25
23	30321534	SS	Brick	NJ	Actual/360	6.920%	64,087.85	0.00	0.00	N/A	12/01/32	--	10,755,000.00	10,755,000.00	09/01/25
24A3	30509207	IN	Wilkes Barre	PA	Actual/360	6.170%	53,130.56	0.00	0.00	N/A	08/06/32	--	10,000,000.00	10,000,000.00	09/06/25
25	30509446	98	Pompano Beach	FL	Actual/360	6.509%	56,049.72	0.00	0.00	N/A	11/06/32	--	10,000,000.00	10,000,000.00	09/06/25
26A2	30321535	RT	Albany	NY	Actual/360	5.750%	28,254.79	7,976.92	0.00	N/A	06/06/32	--	5,706,437.59	5,698,460.67	09/06/25
26A4	30321536				Actual/360	5.750%	18,836.53	5,317.94	0.00	N/A	06/06/32	--	3,804,291.89	3,798,973.95	09/06/25
27	30321537	LO	Wilmington	NC	Actual/360	6.760%	51,433.44	7,649.49	0.00	N/A	10/06/32	--	8,835,674.78	8,828,025.29	09/06/25
28	30509306	LO	McAllen	TX	Actual/360	6.320%	46,177.55	8,251.76	0.00	N/A	09/06/32	--	8,485,053.43	8,476,801.67	09/06/25
29	30321538	RT	Miami	FL	Actual/360	5.990%	44,359.28	0.00	0.00	N/A	10/06/32	--	8,600,000.00	8,600,000.00	09/06/25
30	30321539	RT	Hammond	IN	Actual/360	6.089%	41,946.44	0.00	0.00	N/A	11/06/32	--	8,000,000.00	8,000,000.00	09/06/25
31A3	30321540	MF	New York	NY	Actual/360	4.650%	30,031.25	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	08/06/25
32	30321541	LO	Vestal	NY	Actual/360	6.930%	37,993.42	5,276.40	0.00	N/A	10/06/32	--	6,366,722.93	6,361,446.53	09/06/25
33	30509315	IN	Springfield	VA	Actual/360	6.360%	35,817.40	0.00	0.00	N/A	09/06/32	--	6,540,000.00	6,540,000.00	09/06/25
34	30509354	RT	Baton Rouge	LA	Actual/360	6.383%	24,733.35	0.00	0.00	N/A	10/06/32	--	4,500,000.00	4,500,000.00	09/06/25
35	30321542	SS	Landover Hills	MD	Actual/360	6.570%	25,175.88	0.00	0.00	N/A	12/01/32	--	4,450,000.00	4,450,000.00	09/01/25
36	30509334	SS	Various	FL	Actual/360	6.670%	19,815.46	0.00	0.00	N/A	10/06/32	--	3,450,000.00	3,450,000.00	09/06/25
37	30509432	MU	Los Angeles	CA	Actual/360	7.038%	15,757.30	0.00	0.00	N/A	11/06/32	--	2,600,000.00	2,600,000.00	09/06/25
Totals							4,254,478.70	12,404,722.00	0.00				801,813,308.79	789,408,586.79
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	17,360,662.00	4,770,522.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	17,360,662.00	4,770,522.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	4,828,060.61	5,123,386.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	4,828,060.61	5,123,386.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	4,828,060.61	5,123,386.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	10,366,168.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	10,366,168.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	10,366,168.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	13,813,440.54	2,256,795.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,102,472.72	6,161,534.27	07/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	5,382,131.03	1,268,648.78	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	5,382,131.03	1,268,648.78	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	5,382,131.03	1,268,648.78	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	10,424,381.05	10,433,014.33	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3	10,424,381.05	10,433,014.33	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	10,424,381.05	10,433,014.33	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	10,424,381.05	10,433,014.33	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A6	10,424,381.05	10,433,014.33	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-A-1	16,639,926.88	16,789,240.80	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,101,010.00	1,681,740.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,397,545.40	3,425,244.58	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,152,758.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	1,109,331.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A4	1,109,331.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,471,502.33	2,516,231.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,337,327.04	2,276,725.31	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	16,816,770.58	0.00	--	--	--	0.00	0.00	178,030.20	178,030.20	56,819.93	0.00
16A2	0.00	0.00	--	--	--	0.00	0.00	102,168.23	613,873.72	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16A9	0.00	0.00	--	--	--	0.00	0.00	49,867.83	299,628.84	0.00	0.00
17A4	11,162,138.35	2,905,189.15	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17A6	11,162,138.35	2,905,189.15	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,427,399.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,827,432.07	1,688,024.62	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(778,345.63)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,506,971.00	1,457,166.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22A2	4,519,893.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	916,105.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A3	6,818,938.00	6,932,562.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	371,258.54	76,131.29	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26A2	3,996,043.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A4	3,996,043.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,319,516.54	1,363,783.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	896,502.24	1,114,105.10	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	798,277.71	40,607.27	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	858,828.49	901,015.18	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31A3	16,320,092.00	16,382,144.00	01/01/25	03/31/25	--	0.00	0.00	30,015.11	30,015.11	0.00	0.00
32	1,002,804.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	648,970.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	789,763.70	182,208.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	616,120.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	274,957.88	301,382.61	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	290,013.79	77,387.08	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	127.10	0.00
Totals	291,365,589.53	152,316,627.17				0.00	0.00	360,081.36	1,121,547.87	56,947.03	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
20	30321531	12,189,862.25	Payoff w/ yield maintenance	0.00	756,402.85
Totals		12,189,862.25		0.00	756,402.85
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	2	20,261,345.99	0	0.00	0	0.00	0	0.00	0	0.00	1	12,189,862.25	6.184601%	6.168232%	78
08/15/25	2	31,697,357.70	0	0.00	3	24,828,739.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.167761%	6.151416%	79
07/17/25	1	24,212,914.17	0	0.00	3	24,895,852.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.167687%	6.151341%	80
06/17/25	0	0.00	3	44,699,011.22	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.167628%	6.151283%	81
05/16/25	1	24,248,894.13	0	0.00	3	25,031,976.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.167564%	6.151218%	82
04/17/25	1	24,269,326.92	2	20,601,008.28	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.167516%	6.151170%	83
03/17/25	3	44,951,392.50	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.167452%	6.151106%	84
02/18/25	2	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3	65,341,621.50	0	0.00	0	0.00	6.167435%	6.151089%	85
01/17/25	1	4,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.167371%	6.151024%	86
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	749,548.75	0	0.00	6.167307%	6.150960%	87
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.166032%	6.149687%	88
10/18/24	2	21,750,237.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.165960%	6.149613%	89
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15A1	30509441	08/06/25	0	B	178,030.20	178,030.20	61,490.43	24,197,357.70	05/05/25	98
16A2	30321527	03/06/25	5	6	102,168.23	613,873.72	0.00	13,888,216.66	04/30/24	3	06/26/24
16A9	30321528	03/06/25	5	6	49,867.83	299,628.84	0.00	6,778,772.34	04/30/24	3	06/26/24
31A3	30321540	08/06/25	0	B	30,015.11	30,015.11	0.00	7,500,000.00
Totals					360,081.36	1,121,547.87	61,490.43	52,364,346.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		43,500,000	43,500,000	0		0
25 - 36 Months		27,400,000	27,400,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		45,061,346	24,800,000	20,261,346		0
> 60 Months		673,447,241	673,447,241	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	789,408,587	769,147,241	0	0	20,261,346	0
Aug-25	801,813,309	745,287,212	31,697,358	0	24,828,739	0
Jul-25	802,050,832	752,942,065	24,212,914	0	24,895,852	0
Jun-25	802,319,456	753,120,444	0	44,699,011	4,500,000	0
May-25	802,528,918	753,248,048	24,248,894	0	25,031,977	0
Apr-25	802,769,693	753,399,357	24,269,327	20,601,008	4,500,000	0
Mar-25	802,976,854	753,525,461	44,951,393	4,500,000	0	0
Feb-25	803,280,343	791,280,343	12,000,000	0	0	0
Jan-25	803,484,862	798,984,862	4,500,000	0	0	0
Dec-24	803,688,345	803,688,345	0	0	0	0
Nov-24	804,672,910	804,672,910	0	0	0	0
Oct-24	804,822,709	783,072,471	21,750,238	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15A1	30509441	24,181,696.81	24,197,357.70	140,000,000.00	08/03/22	15,353,675.98	3.67000	12/31/24	11/06/32	325
16A2	30321527	13,615,624.56	13,888,216.66	215,000,000.00	08/01/19	16,560,152.45	1.56000	12/31/23	12/06/29	200
16A9	30321528	6,645,721.43	6,778,772.34	215,000,000.00	08/01/19	16,560,152.45	1.56000	12/31/23	12/06/29	200
Totals		44,443,042.80	44,864,346.70	570,000,000.00		48,473,980.88

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15A1	30509441	LO	NJ	05/05/25	98

8/11/2025 - Loan has recently transferred to SS, we are attempting to reach out to the borrower(s). Lender has received a signed PNL and DD. Lender is reviewing DD and working to implement cash management

16A2	30321527	LO	Various	04/30/24	3

8/11/2025 - Borrower filed chapter 11 bankruptcy on 6/26/24. Borrower and Lender have come to an agreement on a court-approved plan to sell all collateral, with an anticipated closing in late 2025. Marketing is ongoing.

16A9	30321528	Various	Various	04/30/24	3

8/11/2025 - Borrower filed chapter 11 bankruptcy on 6/26/24. Borrower and Lender have come to an agreement on a court-approved plan to sell all collateral, with an anticipated closing in late 2025. Marketing is ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30321515	0.00	6.41000%	30,000,000.00 6.41000%		8	10/09/24	10/09/24	01/27/25
2A2	30321543	0.00	6.41000%	20,000,000.00 6.41000%		8	10/09/24	10/09/24	01/27/25
2A3	30321544	0.00	6.41000%	15,500,000.00 6.41000%		8	10/09/24	10/09/24	01/27/25
Totals		0.00		65,500,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15A1	0.00	0.00	5,209.15	0.00	0.00	0.00	0.00	0.00	10,088.46	0.00	0.00	0.00
16A2	0.00	0.00	4,376.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	163.39	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,047.19	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00	0.00
Total	0.00	0.00	9,585.48	0.00	0.00	0.00	0.00	0.00	14,299.01	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,884.49

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27